Long-term Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Cost method investments:
Less: impairment loss on long-term investments	$ (1,427)	[1]	$ (666)	[1]
Cost method investments, net	12,562		8,187
Equity method investments:
Less: impairment loss on long-term investments	(1,541)	[1]	(236)	[1]
Equity method investments, net	14,997		7,374
Total	27,559		15,561
Internet service company, Investee E [Member]
Cost method investments:
Cost method investments, Gross	3,191	[2]	5,500	[2]
Internet service company, Investee F [Member]
Cost method investments:
Cost method investments, Gross	1,500	[3]	0	[3]
Internet service company, Investee G [Member]
Cost method investments:
Cost method investments, Gross	1,575	[3]	0	[3]
Internet service company, Investee H [Member]
Cost method investments:
Cost method investments, Gross	1,379	[4]	929	[4]
Internet security company, Investee I [Member]
Equity method investments:
Equity method investments, Gross	1,761	[5]	1,958	[5]
Web game company, Investee J [Member]
Equity method investments:
Equity method investments, Gross	1,300	[6]	1,547	[6]
Internet security company, Investee K [Member]
Equity method investments:
Equity method investments, Gross	1,891	[7]	0	[7]
Others [Member]
Cost method investments:
Cost method investments, Gross	6,344	[8]	2,424	[8]
Equity method investments:
Equity method investments, Gross	$ 11,586	[8]	$ 4,105	[8]

[1]	An impairment charge is recorded if the carrying amount of the equity method investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company's business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012 on these equity method investments based on their fair value which would be minimal. The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 million in 2010, 2011 and 2012, respectively for certain cost method investments as their financial positions and performance of these investee companies are deteriorating and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group estimated the fair values of these investee companies would be minimal.
[2]	In October 2011, the Group entered into a share purchase agreement with Investee E to purchase its 18% ordinary shares for an aggregate purchase price of $5,500. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. In May 2012, the Group received cash dividend of $313 which was attributable to the period before the investment and was treated as a reduction of the investment cost. During 2012, the Group sold part of its equity share for an aggregate price of $4,020 and recognized a gain of $2,024. As of December 31, 2012, the Group held 8.04% equity interest in investee E. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.
[3]	In August 2012, the Group invested in Investee F and Investee G to purchase their 3.33% and 10% preferred shares for purchase price of $1,500 and $1,575, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.
[4]	In August 2011, the Group entered into an agreement to purchase 1.7% share limited partnership interest in the Investee H and admission as a Limited Partner for an aggregate amount of capital commitment of $3,000. The payments shall be executed in persuade of the capital call made by the General Partner. As of December 2012, the Group has paid $1,379. Investee H is an entrepreneurial incubator which focuses on IT start-ups. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.
[5]	In November 2011, the Group entered into a nonmonetary transaction with the Investee I. The Group provides the license for using the Group's certain technology licenses to Investee I in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee I. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten year contract period. In June 2012, the Group made an additional investment in Investee I for an aggregate price of $2,140 in cash to avoiding dilution in its series B financing. The Group recognized $142 and $2,337 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.
[6]	In December 2011, the Group made an investment of $1,572, representing 25% ownership, to form a new web game company, Investee J, with independent third parties. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee J. The Group recognized $25 and $247 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.
[7]	In April 2012, the Group entered into a share purchase agreement with Investee K to purchase its 20% ordinary shares for an aggregate purchase price of $2,006. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee K. The Group recognized $115 share of loss since the date of the investment. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.
[8]	As of December 31, 2011, the Group had 18 investments mainly in internet technology industry with equity interest from 1.5% to 40%. In 2012, the Group made 37 new investments other than the above 7 investments with initial considerations less than $1,000, which are specialized in mobile internet business, game development and security business with the equity interest ranging from 5% to 40%. The Group used cost method of accounting to account for the investments with equity interest below 20% when the Group does not have the ability to exercise significant influence, and used the equity method of accounting to account for the investments with equity interest between 20% and 50% when the Group has the ability to exercise significant influence but does not have controlling interest over the investments. During 2012, the Group sold two equity method investments and certain of its equity interests in two cost method investments and recognized a total gain of $4,766. No such transaction occurred in 2010 and 2011.